Northeast Investors Trust

Dear Shareholders:
    We submit herewith our 49th Annual Report for the year ended September 30, 1998. Net assets per share were $10.42, compared with $11.79 at the end of fiscal 1997. Net assets were $2,046,655,613, compared to $2,074,181,767 at 1997 year end. Dividends of $0.96 a share from investment income were paid during the current year. In addition, we are paying a capital gains distribution along with the regular November dividend distribution, in the first such gains payment since 1969. Our trailing one, five and ten year average annual total return figures are (4.13)%, 10.59%, and 10.18%.


    Fiscal 1998 was naturally disappointing to us all, despite the continued high productivity of our interest and dividend portfolio.
 The euphoria of the marketplace abruptly ended on July 20, 1998. While The Dow Jones Average was virtually unchanged during the calendar year to
 September 30, commentators referred to the Crash of 1998 and the performance of individual price actions confirmed this to at least the respective holders thereof.


    Of note in our portfolio is, given the problems of Asia and Russia, the virtual absence of any securities, with one exception, in these areas.
Fewer than 4% of our list are under foreign. Further, all our securities, again with one exception, a British security, are U.S.pay, on the thesis that for most of us we pay our bills in U.S. Dollars.
Foreign-issued securities entail monetary, political and legal risks along with normal vicissitudes of the marketplace.


    On Saturday, September 26th, we initiated a test run on our computer process in connection with the year 2000. I am pleased to report that we were satisfied with the results. August and September saw a pronounced decline in the prices of high-yield bonds. Unlike most prior declines we have seen 1962, 1968-9, 1979-82, 1987 and 1989, this one was unaccompanied by rising interest rates in fact, U.S. Treasury bonds rose in price and, more importantly, was not marked by any increase in defaults. Supply and demand Wall Street s  tendency to produce supply as long as it can find buyers finally tipped prices downward, causing momentum investors,if one can use these words together to redeem, since prices were no longer going up, followed by sales of portfolio holdings to meet withdrawals and concomitant declines in prices.


    We used this period to use our previously mentioned shorter-term securities and yield-to-call paper to buy higher yielding, longer-term items in an effort to shore up our dividend-paying ability that previously had been under pressure due to the narrow yield spread between the categories of bond ratings.


    We believe that this sets the stage for better performance in the future built on the cornerstone of the productivity of our securities.





                                    Respectfully submitted,







                                    Ernest E. Monrad

                                    Chairman of the Trustees


October 14, 1998

                                                     Distribution Per Share
Fiscal            At End of Fiscal Year                  During Fiscal Year  Average
-------------------------------------------------------------------------------------------
Year    Approximate         FullNet Asset          Total     From      From  Monthly
Ended     Number of       Shares    Value            Net      Net  RealizedNet Asset
Sept. 30Shareholders OutstandingPer Share         Assets   Income      Gain    Value
-------------------------------------------------------------------------------------------

1950(a)          67       27,685   $10.12      $ 280,172    $0.22   $0.0000   $ 9.86
1951            113       51,070    11.09        566,238     0.60    0.2709    10.71
1952            159       78,519    11.33        889,359     0.61    0.2597    11.28
1953            193       96,413    10.83      1,044,115     0.65    0.1046    11.57
1954            290      131,031    14.17      1,855,734     0.61    0.2269    12.75
1955            366      159,278    16.93      2,695,322    0.675    0.3886    16.30
1956            417      168,256    16.87      2,837,437    0.745    0.3185    17.65
1957            437      180,360    14.57      2,626,103     0.76    1.2450    16.72
1958            505      210,929    16.55      3,489,777     0.76    0.6658    15.75
1959            694      259,709    16.77      4,354,809     0.76    1.6951    18.36
1960            884      316,915    15.73      4,986,360     0.79    0.5663    16.58
1961          1,156      391,126    17.23      6,739,320     0.80    0.8179    17.33
1962          1,508      492,454    16.48      8,111,024     0.80    0.4345    17.45
1963          2,142      676,976    17.80     12,046,866     0.80    0.4134    17.70
1964          2,800      981,037    18.48     18,122,167     0.83    0.4899    18.36
1965          3,380    1,238,570    18.46     22,855,525     0.84    0.4642    18.80
1966          3,678    1,445,424    16.03     23,163,540     0.86    0.4346    18.08
1967          3,773    1,644,607    17.31     28,454,561     0.90    0.3157    17.08
1968          3,932    1,954,413    17.74     34,657,130     0.94    0.4357    17.31
1969          4,396    2,225,423    15.30     34,032,661     0.99    0.4378    17.07
1970          5,066    2,618,638    14.15     37,049,008    1.035    0.0000    14.57
1971          5,574    3,174,649    15.23     48,329,677     1.10    0.0000    15.04
1972          6,276    3,924,201    15.75     61,787,749     1.15    0.0000    15.74
1973          7,269    4,541,622    15.18     68,896,938     1.14    0.0000    15.62
1974          7,380    4,735,497    12.35     58,446,955     1.16    0.0000    13.95
1975          8,354    5,995,696    13.04     78,126,666     1.21    0.0000    13.10
1976         10,023    8,067,930    14.57    117,514,100     1.25    0.0000    14.02
1977         12,871   10,781,998    14.93    160,882,937     1.28    0.0000    14.96
1978         13,717   11,838,531    14.03    166,015,297     1.28    0.0000    14.34
1979         13,924   12,463,013    13.01    162,045,583    1.285    0.0000    13.89
1980         13,086   12,405,590    11.26    139,586,138     1.34    0.0000    11.78
1981         11,828   12,249,619     9.38    114,852,760    1.395    0.0000    10.35
1982         12,792   13,360,184    10.88    145,243,484     1.41    0.0000    10.01
1983         13,027   14,361,773    11.83    169,821,605     1.44    0.0000    11.96
1984         11,634   15,324,746    10.98    168,229,381     1.46    0.0000    10.34
1985         11,991   17,887,582    12.19    217,989,344     1.46    0.0000    11.77
1986         14,431   23,037,102    13.60    313,197,229     1.46    0.0000    13.17
1987         17,532   26,987,069    12.89    347,841,198     1.46    0.0000    13.63
1988         19,107   33,268,240    12.16    404,218,905     1.94    0.0000    12.13
1989         18,749   34,498,332    11.18    385,389,718     1.54    0.0000    11.64
1990         16,895   31,459,941     8.81    277,133,819     1.43    0.0000     9.78
1991         15,747   35,220,038     8.83    310,667,350     1.34    0.0000     8.36
1992         15,918   47,684,814     9.50    452,773,909     1.15    0.0000     9.22
1993         16,209   47,797,167     9.94    474,975,825     1.02    0.0000     9.68
1994         17,460   58,148,389    10.02    582,093,443     0.99    0.0000    10.27
1995         20,644   77,209,155    10.33    797,559,000     0.96    0.0000    10.01
1996         24,631  110,229,375    10.90  1,200,483,907     0.99    0.0000    10.46
1997         34,213  175,955,357     11.79  2,074,181,767    1.00    0.0000    11.32
1998         38,781  196,523,494     10.42  2,046,655,613    0.96    0.0000    11.58
(a)From March 1, 1950, date of organization of the Trust.  The shares were initially sold on March 1,1950 at a net asset value of $10.00 per share.



     AVERAGE ANNUAL TOTAL RETURN
      One year ended September 30, 1998.................................- 4.13%
      Five years ended September 30, 1998................................10.59%
      Ten years ended September 30, 1998.................................10.18%
SEC YIELD
Yield calculated as of September 30, 1998 (unaudited):                   10.12%


Corporate Bonds
    Advertising                                              $7,175,000          .35%
    Apparel                                                  24,789,290         1.21%
    Automobile &Truck                                         1,462,500          .07%
    Building &Construction                                   20,545,073         1.00%
    Chemicals                                               133,258,000         6.51%
    Computer Software & Services                             13,173,110          .64%
    Conglomerate                                             23,550,863         1.15%
    Energy/Natural Resources                                155,888,475         7.62%
    Entertainment                                            21,750,000         1.06%
    Fast Food Service                                           393,125          .02%
    Food &Beverage                                           80,369,350         3.93%
    Food Processing                                          36,498,356         1.78%
    Food Service                                              9,400,000          .46%
    Furniture                                                21,450,000         1.05%
    Gaming                                                  394,931,160        19.30%
    Grocery Stores                                          132,237,063         6.46%
    Manufacturing/Service Industry                           32,550,000         1.59%
    Metals & Mining                                         174,565,086         8.53%
    Miscellaneous Manufacturing                              19,896,300          .97%
    Office Equipment                                         17,662,050          .86%
    Paper &Forest Products                                  159,184,340         7.78%
    Publishing & Printing                                    14,302,750          .70%
    Real Estate                                              56,862,860         2.78%
    Recreation                                               34,020,000         1.66%
    Retail                                                   14,356,608          .70%
    Retail Food Chains                                      105,337,374         5.15%
    Transportation                                            4,390,000          .21%
    Miscellaneous                                            38,415,915         1.88%
------------------------------------------------------------------------------------------
    Total Corporate Bonds                                 1,748,414,648        85.43%
    Total Foreign Bonds                                     100,318,698         4.90%
    Total Common Stocks                                     227,840,646        11.13%
    Total Preferred Stocks                                    3,500,000          .17%
    Total Warrants and Units                                  1,609,367          .08%
-----------------------------------------------------------------------------------------
    Total Investments                                     2,081,683,359       101.71%
    Cash &Receivables                                        63,583,353         3.11%
------------------------------------------------------------------------------------------
    Total Assets                                          2,145,266,712       104.82%
    Less Liabilities                                        (98,611,099)       (4.82%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Net Assets                                            2,046,655,613       100.00%

The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the First Boston High Yield Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1998 and reinvestment of dividends and capital gains. For management's discussion of the Trust's fiscal year 1998 performance, see the Chairman's letter to shareholders.


              1988   1989    1990   1991    1992    1993    1994    1995   1996     1997     1998

Northeast Investors
Trust       $10,000 $10,487 $9,557 $11,242 $13,698 $15,924 $17,669 $20,044 $23,247 $27,469 $26,334
First Boston High
Yield       $10,000 $10,554 $9,617 $13,169 $15,866 $18,355 $18,988 $21,660 $23,992 $27,762 $27,617


Corporate Bonds

                                                                              Market Value
Name of Issuer                                                   Principal   (Note B)
-----------------------------------------------------------------------------------------
Advertising- .35%
------------------------------------------------------------------------------------------
     Outdoor Communications Sen. Sub. Notes, 9.25%, 8/15/07...  7,000,000  $ 7,175,000

Apparel-1.21%
------------------------------------------------------------------------------------------
     Ann Taylor, Inc. Sub Notes, 8.75%, 6/15/00^..............  2,000,000    2,037,500
     Polymer Group Senior. Sub.Notes, 9%, 7/01/07^............  5,100,000    4,870,500
     Polymer Group Senior. Sub. Notes, 8.75%, 3/01/08^........ 18,922,000   17,881,290
--------------------------------------------------------------------------------------------
                                                                            24,789,290

Automobile & Truck - .07%
-----------------------------------------------------------------------------------------------------
     Speedy Muffler King, Inc. Senior Notes, 10.875%, 10/01/06  1,500,000   1,462,500

Building & Construction - 1.00%
-----------------------------------------------------------------------------------------------------
     Aluma Enterprises, Inc., 7.50%, 12/31/01.................  4,511,305   3,067,687
     Associated Materials Senior Sub. Deb. Notes,9.125%,3/01/08 4,000,000   3,840,000
     Henry Company Senior Notes, 10%, 4/15/08.................  2,500,000   2,375,000
     Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04..........  5,950,000   5,801,250
     Nualt Enterprises, Inc., 0/6%,12/31/04#..................  8,031,082   5,461,136
-----------------------------------------------------------------------------------------------------
                                                                           20,545,073


Chemicals- 6.51%
------------------------------------------------------------------------------------------------------
     Huntsman Corp. Sen. Sub. Floating Rate Notes, 7/01/07^... 39,500,000  37,525,000
     Huntsman Packaging Corp.Sen. Sub. Notes, 9.125%,10/01/07^  4,500,000   4,365,000
     Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04.... 14,000,000  14,770,000
     LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07^...... 18,000,000  15,660,000
     PCI(Pioneer)Canada, Inc. Sen. Notes, 9.25%,10/15/07......  4,000,000   3,200,000
     Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07....... 17,500,000  14,175,000
     Sterling Chemical, Inc. Sen. Sub. Notes, 11.75%, 8/15/06. 12,500,000  10,750,000
     Sterling Chemical Sen. Sub. Notes Series A,11.25%,4/01/07 30,025,000  25,221,000
     Sterling Chemical Holding Sen. Disc. Notes,0/12%,8/15/08# 18,980,000   7,592,000
---------------------------------------------------------------------------------------------------
                                                                           133,258,000

Computer Software & Services - .64%
---------------------------------------------------------------------------------------------------
     Unisys Corporation Senior Debentures, 9.75%, 9/15/16.....  4,211,000   4,253,110
     Unisys Corporation Senior Notes Series B, 12%, 4/15/03^..  8,000,000   8,920,000
---------------------------------------------------------------------------------------------------
                                                                           13,173,110

Conglomerate - 1.15%
----------------------------------------------------------------------------------------------------
     Jordan Industries Sen. Sub. Disc. Notes,0/11.75%,4/01/09# 21,616,713  14,050,863
     Jordan Industries Senior Notes, 10.375%, 8/01/07......... 10,000,000   9,500,000
-----------------------------------------------------------------------------------------------------
                                                                           23,550,863


Corporate Bonds-continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
      Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03^......  3,190,000$   3,190,000
      Hacor Energy Senior Notes, 14.875%, 7/15/02.............  4,982,000   5,729,300
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28#................. 20,000,000  19,550,000
      Kelley Oil Senior Subordinated Notes, 10.375%, 10/15/06.  7,500,000   6,075,000
      NuevoEnergy Senior Sub. Notes Series B, 8.875%, 6/01/08.  9,500,000   9,500,000
      Ocean Energy, Inc.Senior Sub. Notes, 8.875%, 7/15/07.... 20,000,000  20,000,000
      P & L Coal Senior Subordinated Notes, 9.625%, 5/15/08^.. 25,000,000  25,000,000
      Parker Drilling Co. Senior Sub. Notes, 9.75%, 11/15/06.. 17,745,000  16,236,675
      Santa Fe Energy Resource Senior Sub. Deb.11%, 5/15/04^ . 10,000,000  10,200,000
      TesoroPetroleum Corp. Senior Sub. Notes, 9%, 7/01/08.... 25,000,000  24,125,000
      Universal Compression Sen. Disc. Notes,0/9.875%,2/15/08#^22,500,000  13,162,500
      Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07............  4,000,000   3,120,000
----------------------------------------------------------------------------------------------------
                                                                          155,888,475

Entertainment - 1.06%
--------------------------------------------------------------------------------------------------
      Marvel Holdings Senior Notes, 0%, 4/15/98~..............  5,000,000      50,000
      Premier Parks Senior Notes, 12%, 8/15/03................ 20,000,000  21,700,000
---------------------------------------------------------------------------------------------------
                                                                           21,750,000

Fast Food Service - .02%
--------------------------------------------------------------------------------------------------
     Boston Chicken Convertible Notes, 0%, 6/01/15............ 18,500,000     393,125

Food & Beverage - 3.93%
-----------------------------------------------------------------------------------------------
     Envirodyne Industries, Inc. Senior Notes,10.25%,12/01/01^ 20,395,000  18,967,350
     Mrs. Fields Original Cookies Senior Notes,10.125%,12/01/04 3,500,000   3,290,000
     Specialty Foods Corp.Senior Notes, 10.25%, 8/15/01....... 49,600,000  39,680,000
     Specialty Foods Corp. Sen.Notes Series B,11.125%,10/01/02 23,040,000  18,432,000
---------------------------------------------------------------------------------------------
                                                                           80,369,350

Food Processing - 1.78%
---------------------------------------------------------------------------------------------
     Del Monte Foods Corp. Senior Disc. Nts. Ser.B,0%,12/15/07#24,000,000  13,680,000
     Premium Standard Farms, Inc.Sen.Nts., 11%, 9/17/03....... 10,652,470  11,238,356
     SC International Service Senior Sub. Notes, 9.25%, 9/01/07            12,000,000
     11,580,000
---------------------------------------------------------------------------------------------
                                                                           36,498,356

Food Service - .46%
----------------------------------------------------------------------------------------------
     B&GFoods Senior Sub. Notes, 9.625%, 8/01/07^............. 10,000,000   9,400,000

Furniture - 1.05%
----------------------------------------------------------------------------------------------
     Lifestyle Furn. Intl.Ltd.Sen.Sub.Notes,10.875%,8/01/06    20,000,000   21,450,000

Gaming - 19.30%
----------------------------------------------------------------------------------------------
     Aztar Corp. Senior Sub. Notes, 11%, 10/01/02.............  1,652,000   1,639,610
     Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^......... 35,548,000  38,391,840
     Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07............. 45,000,000  44,550,000
     Coast Hotels &CasinoFirst Mortgage Notes, 13%, 12/15/02.. 10,000,000  11,200,000
     Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06.......  1,500,000   1,545,000

Corporate Bonds-continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
-----------------------------------------------------------------------------------------------
Gaming (continued) - 19.30%
-----------------------------------------------------------------------------------------------
     Fitzgeralds Gaming Corp. Senior Sec. Nts, 12.25%,12/15/04  5,000,000 $ 3,400,000
     GBProperty Funding Corp. Mort. Notes, 10.875%, 1/15/04... 17,350,000  13,012,500
     Grand Casinos, Inc. First Mortgage Nts,10.125%,12/01/03   41,786,000  44,293,160
     MGMGrand, Inc. Senior Collateralized Nts,6.875%,2/06/08   27,700,000  25,484,000
     Players International, Inc. Senior Nts,10.875%,4/15/05    15,000,000  15,825,000
     Rio Hotel & Casino, Inc. Senior Sub. Nts,10.625%,7/15/05   2,000,000   2,180,000
     Rio Hotel &Casino, Inc. Senior Sub. Notes, 9.5%, 4/15/07. 20,500,000  22,652,500
     Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 17,000,000  15,045,000
     Station Casinos, Inc.Sen.Sub.Nts Series A,9.625%,6/01/03  20,000,000  19,500,000
     Station Casinos, Inc. Sen. Sub. Nts Ser.B,9.625%,6/01/03  15,000,000  14,700,000
     Station Casinos, Inc. Senior Sub. Notes, 10.125%, 3/15/06  5,100,000   5,100,000
     Station Casinos, Inc. Senior Sub. Notes, 9.75%, 4/15/07..  1,000,000     970,000
     Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06 90,530,000  75,592,550
     Las Vegas Sands/Venetian Mortgage Notes, 12.25%, 11/15/04 34,000,000  30,600,000
     Las Vegas Sands/Ven Sen. Sub. Nts., 10/14.25%, 11/15/05#  12,500,000   9,250,000
------------------------------------------------------------------------------------------------
                                                                          394,931,160

Grocery Stores - 6.46%
--------------------------------------------------------------------------------------------------
     Fleming Co., Inc. Med Term Notes, 9.24%, 2/28/00^.....     5,000,000   4,950,000
     Fleming Co., Inc. Med Term Notes Series B, 8.74%, 9/19/02 10,000,000   9,600,000
     Fleming Co., Inc. Med Term Notes Series C, 6.04%, 7/19/00^ 5,000,000   4,692,500
     Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04^.... 20,000,000  19,150,000
     Fleming Co., Inc. Sen. Sub. Nts.Ser B,10.625%,7/31/07     18,000,000  17,010,000
     P&C Food Market Senior Notes, 11.5%, 10/15/01............ 11,590,000   7,301,700
     Pathmark Stores Senior Sub. Notes, 9.625%, 5/01/03....... 23,000,000  21,850,000
     Penn Traffic Co. Senior Notes, 10.25%, 2/15/02^.......... 32,518,000  19,510,800
     Penn Traffic Co. Senior Notes, 11.50%, 4/15/06^.......... 29,395,000  17,269,563
     Star Markets Senior Sub. Notes, 13%, 11/01/04............ 10,000,000  10,900,000
     Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~........  2,000,000       2,500
-------------------------------------------------------------------------------------------------
                                                                          132,237,063

Manufacturing/Service Industry - 1.59%
---------------------------------------------------------------------------------------------------
     Axia, Inc. Senior Sub. Notes, 10.75%, 7/15/08............ 10,000,000   9,625,000
     Carson Term Loan, 9%, 11/30/98...........................  5,000,000   4,850,000
     HaynesInternational Senior Notes, 11.625%, 9/01/04....... 10,000,000  10,950,000
     Key Components LLCSenior Notes, 10.5%, 6/01/08...........  7,500,000   7,125,000
------------------------------------------------------------------------------------------------
                                                                           32,550,000

Metals & Mining - 8.53%
------------------------------------------------------------------------------------------------
     AKSteel Corporation Senior Notes, 10.75%, 4/01/04^....... 35,500,000  36,920,000
     Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07~........ 20,000,000   4,000,000
     Armco, Inc. Senior Notes, 9.375%, 11/01/00............... 21,115,000  20,903,850
     CF&IAcquisition Term Loan, 9.5%, 3/31/03.................  9,137,781   8,498,136
     Inland Steel Corp.First Mortgage Nts.Ser. R,7.9%,1/15/07   6,500,000   6,532,500
     Kaiser Aluminum Chemical Corp. Sub. Notes,12.75%,2/01/03. 46,230,000  44,843,100

Corporate Bonds-continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
-----------------------------------------------------------------------------------------------
Metals & Mining (continued) - 8.53%
-----------------------------------------------------------------------------------------------
     Kaiser Aluminum Chemical Corp Series B, 10.875%, 10/15/06 13,500,000$ 13,095,000
     LTVSteel Co., Inc. Senior Notes, 8.2%, 9/15/07........... 14,000,000  13,160,000
     National Steel Corp. First Mortgage Notes,8.375%,8/01/06   7,500,000   7,312,500
     Ormet Corp. Senior Notes, 11%, 8/15/08^.................. 10,000,000   9,400,000
     Weirton Steel Corp. Senior Notes, 10.875%, 10/15/99^..... 10,000,000   9,900,000
-------------------------------------------------------------------------------------------------
                                                                          174,565,086

Miscellaneous Manufacturing - .97%
--------------------------------------------------------------------------------------------------
     Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06........  6,645,000   6,246,300
     Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06......  7,000,000   6,860,000
     Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08.....  7,000,000   6,790,000
--------------------------------------------------------------------------------------------------
                                                                           19,896,300

Office Equipment - .86%
---------------------------------------------------------------------------------------------------
     Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05...... 19,845,000  17,662,050

Paper/Forest Products - 7.78%
---------------------------------------------------------------------------------------------------
     Container Corp. Senior Notes, 11.25%, 5/01/04............ 10,500,000  10,815,000
     Florida Coast Paper Co. First Mortgage Nts.,12.75%,6/01/03 7,000,000   6,650,000
     Four M Corporation Senior Notes, Series B, 12%, 6/01/06..  1,500,000   1,425,000
     Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07..... 19,000,000  15,437,500
     Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07.... 15,000,000  12,000,000
     Gaylord Container Corp. Senior Sub. Nts., 9.875%,2/15/08^ 30,000,000  15,000,000
     Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03...  7,000,000   7,630,000
     Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03^  8,800,000   8,448,000
     Stone Container Corp. Senior Sub. Notes, 11.5%, 10/01/04  12,580,000  12,076,800
     Stone Container Corp. Senior Notes, 12.58%, 8/01/16^..... 43,100,000  42,022,500
     Stone Container Corp. Senior Sub. Notes, 12.25%, 4/01/02. 10,000,000   9,275,000
     Stone Container Corp. Senior Notes, 11.5%, 8/15/06^...... 20,000,000  18,200,000
     WTDIndustries Senior Sub. Notes, 8%, 6/30/05.............    340,900     204,540
---------------------------------------------------------------------------------------------------
                                                                          159,184,340

Publishing & Printing - .70%
--------------------------------------------------------------------------------------------------
     American Pad &Paper Senior Sub. Notes, 13%, 11/15/05..... 26,005,000  14,302,750

Real Estate - 2.78%
--------------------------------------------------------------------------------------------------
     Jamboree LLC Class A Senior SecuredNotes, 8.18%, 3/27/02.  5,136,000   4,930,560
     Jamboree LLC Class B Senior Sub. Notes,8.93%,3/27/02 PIK   1,340,000   1,286,400
     Olympia & York Maiden Lane Sec. Notes, 10.375%, 12/31/95~ 19,535,000  14,455,900
     Rockefeller Center Properties Conv. Deb., 0%, 12/31/00... 47,000,000  36,190,000
-----------------------------------------------------------------------------------------------------
                                                                           56,862,860

Recreation - 1.66%
-----------------------------------------------------------------------------------------------------
     Genmar Holdings, Inc. Senior Sub. Notes, 13.5%, 7/15/01.. 18,000,000  18,000,000
     Outboard Marine Corp. Debentures, 9.125%, 4/15/17^.......  9,750,000   8,580,000
     Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08......  8,000,000   7,440,000
---------------------------------------------------------------------------------------------------
                                                                           34,020,000

Corporate Bonds-continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
-------------------------------------------------------------------------------------------------
Retail - .70%
--------------------------------------------------------------------------------------------------
     Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~..........  2,000,000$     20,000
     Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~........ 15,455,000     154,550
     Eyecare Centers of America,Inc.Sen.Nts., 9.125%, 10/01/03  5,000,000   4,200,000
     Eye Care Centers Sub. Ntes. FRN, 6mth.Libor +.398%,5/01/08 5,000,000   4,275,000
     Orion Stores Secured Notes, 12.75%, 10/01/98.............  4,591,816   4,591,816
     Town & Country Corp. Senior Sub. Notes, 13%, 5/31/98~....  7,434,949   1,115,242
-------------------------------------------------------------------------------------------------
                                                                           14,356,608

Retail Food Chains - 5.15%
-------------------------------------------------------------------------------------------------
     Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08. 58,768,700  56,564,874
     American Restaurant Group Senior Notes, 11.5%, 2/15/03... 15,500,000  14,647,500
     FRD Acquisition Senior Notes, 12.5%, 7/15/04^............ 10,000,000   9,800,000
     Family Restaurants Senior Notes, 9.75%, 2/01/02.......... 18,000,000   9,900,000
     Planet Hollywood Senior Sub. Notes, 12%, 4/01/05......... 12,500,000   7,000,000
     Romacorp, Inc. Senior Notes, 12%, 7/01/06................  7,500,000   7,425,000
---------------------------------------------------------------------------------------------------
                                                                          105,337,374

Transportation - .21%
-------------------------------------------------------------------------------------------------
     Moran Transportation Co. Mortgage Notes, 11.75%, 7/15/04^  4,000,000   4,390,000

Miscellaneous - 1.88%
-----------------------------------------------------------------------------------------------
     Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05...  1,951,000   2,019,285
     Iron Mountain, Inc. Senior Sub. Notes, 10.125%, 10/01/06.  2,500,000   2,625,000
     Mosler, Inc. Senior Notes, 11%, 4/15/03.................. 10,340,000   8,272,000
     Precise Technology Sen. Sub. Notes, 11.125%, 6/15/07.....  7,500,000   7,275,000
     Specialty Equipment Senior Sub. Notes, 11.375%, 12/01/03. 14,620,000  15,460,650
     Tokheim Corporation Senior Sub. Notes, 11.5%, 8/01/06....  2,446,000   2,763,980
---------------------------------------------------------------------------------------------------
                                                                           38,415,915
--------------------------------------------------------------------------------------------------
     Total Corporate Bonds-85.43% (cost-$1,965,930,138)       1,748,414,648
---------------------------------------------------------------------------------------------------


Foreign Bonds-

Foreign Bonds - 4.90%
------------------------------------------------------------------------------------------------------
     Greycoat PLC Finsbury Circus, 12.50%, 4/01/02        GBP  10,000,000  14,615,000
     Argentina GlobalBonds, 9.75%, 9/19/27.................... 32,751,000  26,937,698
     Republic of Brazil Disc Ser Z-L,FRN,Libor +.8125%,4/15/24 38,000,000  22,063,750
     Republic of Korea Unsub., 8.875%, 4/15/08................ 35,000,000  30,121,000
     Venezuela Par, 6.75%, 3/31/20 ........................... 10,000,000   6,581,250
------------------------------------------------------------------------------------------------------
     Total Foreign Bonds-4.90% (cost-$112,291,697)                        100,318,698
------------------------------------------------------------------------------------------------------





                                                                Number ofMarket Value
Stocks -                                                       Shares    (Note B)
-------------------------------------------------------------------------------------------------------
Common Stock - 11.13%
     Advantica Restaurant Group+..............................  1,217,762   5,784,369
     Bankers Trust NY^........................................    350,000  20,650,000
     Chase Manhattan Corp.....................................    450,000  19,518,750

Common Stock-continued                                                   Market Value
                                                                Shares       (Note B)
--------------------------------------------------------------------------------------------------------
     Chubb Corp^...........................................     500,000$  31,500,000
     Citicorp..............................................     100,000     9,293,750
     Crompton &Knowles Corp................................      93,024     1,354,662
     Darling International, Inc.+..........................     745,530     2,609,355
     Gaylord Container Corp.+..............................   1,243,799     4,042,347
     Grand Union Co.+......................................     932,146     7,690,204
     International Airline Support Group+..................     224,540     1,305,139
     Jamboree Office REIT..................................      50,307     4,276,095
     JPSCapital+...........................................   1,038,823     5,453,821
     J P Morgan & Co.^.....................................     200,000    16,925,000
     Leucadia National Corp................................     242,608     7,111,447
     Little Switzerland, Inc.+.............................     273,659       889,392
     MAXXAM, Inc.+.........................................     200,000    10,925,000
     Marvel Entertainment Group+...........................     460,000        66,700
     NL Industries.........................................   1,000,000    19,375,000
     Specialty Equipment Co.+..............................     400,000     7,950,000
     StoneContainer Corp.+ ................................     259,740     2,240,257
     USLeather, Inc+.......................................     490,000     6,094,375
     WestPoint Stevens, Inc.+^.............................   1,270,000    38,735,000
----------------------------------------------------------------------------------------------------------
     Total Common Stocks-11.13%  (cost-$215,127,617).......               227,840,646

Preferred Stocks - .17%
----------------------------------------------------------------------------------------------------------
     American Restaurant Group, PIK 12%....................       3,500     3,500,000
----------------------------------------------------------------------------------------------------------
     Total Preferred Stocks-.17% (cost-$3,500,000).........                 3,500,000
-----------------------------------------------------------------------------------------------------------

Warrants and Units                                            Number of     Market
                                                                            Value
Name of Issuer..............................           Shares or Units    (Note B)
-----------------------------------------------------------------------------------------------------------
Warrants and Units - .08%+
-----------------------------------------------------------------------------------------------------------
     Cookies USA,Inc. Warrants.............................         630             1
     Federated Dept. Stores C Warrants.....................      10,000       122,500
     Federated Dept. Stores D Warrants.....................      25,000       312,500
     Homeland Holding Corp. Warrants.......................       6,687            66
     Wherehouse Entertainment A Warrants...................      81,164       969,910
     Wherehouse Entertainment B Warrants...................      14,091       109,093
     Wherehouse Entertainment C Warrants...................      14,091        95,297
------------------------------------------------------------------------------------------------------------
     Total Warrants and Units-.08%  (cost-$1,097,193)......                 1,609,367
------------------------------------------------------------------------------------------------------------
 ...........Total Investments-101.71%  (cost-$2,297,946,665)            $2,081,683,359
==============================================================================================================





--------------------------------------------------------------------------------
~ Non-income producing security due to default or bankruptcy filing
+     Non-income producing security
#     Represents a zero coupon bond that converts to a fixed rate at a designated future date.The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
^     Pledged to collateralize short-term borrowings (See Note F)
PIK   Payment in Kind

GBP   Principal denoted in British Pounds Sterling



Federal Tax Information:
At September 30, 1998, the aggregate cost of investment securities fo income tax purposes was $2,298,045,395. Net unrealized depreciation aggregated $216,362,036 of which $77,694,895 related to appreciated investment securities and $294,056,931 related to depreciated investment securities. The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.

Capital Gains Distribution:
Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $36,664,245 as capital gain for its taxable year ended September 30, 1998.

Dividends Received Deductions for Corporations:
The fund has designated 7.145% of the distributions from net investment income as qualifying for dividends received deduction for corporations.

                               The accompanying notes are an integral part of the financial statements.
=========================================================================================================================

September 30, 1998
---------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------

     Investments-at market value (cost $2,297,946,665)-Note B         $2,081,683,359
     Interest receivable                                                  58,313,795
     Receivable for securities sold                                          800,359
     Receivable for shares of beneficial interest sold                     3,744,199
     Receivable for dividends                                                725,000
----------------------------------------------------------------------------------------------------------------------------
                  Total Assets                                         2,145,266,712



 Liabilities
---------------------------------------------------------------------------------------------------------------------------
     Notes payable                                                        90,826,838
     Payable for shares of beneficial interest repurchased                 3,778,602
     Trustee fees payable-Note C                                           2,576,345
     Accrued expenses                                                      1,418,284
     IRAfees payable                                                          11,030
---------------------------------------------------------------------------------------------------------------------------
                  Total Liabilities                                       98,611,099
---------------------------------------------------------------------------------------------------------------------------
     Net Assets                                                       $2,046,655,613
============================================================================================================================
     Net Assets Consist of (Note B):
     Capital, at a $1.00 par value                                    $ 196,523,494
     Paid in surplus                                                   2,019,936,840
     Accumulated net investment income                                     9,892,802
     Accumulated net realized gain on investments                         36,565,505
     Net unrealized depreciation of investments                         (216,263,028)
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, for 196,523,494 shares outstanding                   $2,046,655,613
===========================================================================================================================
     Net Asset Value, offering price and redemption
     price per share ($2,046,655,613/196,523,494 shares)                     $10.42
===========================================================================================================================


The accompanying notes are an integral part of the financial statements
September 30, 1998
-------------------------------------------------------------------------------------------------------------------------

Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                                           $198,114,280
     Dividends                                                            13,897,782
     Other Income                                                          5,724,029
---------------------------------------------------------------------------------------------------------------------------
         Total Income                                                    217,736,091



Expenses
----------------------------------------------------------------------------------------------------------------------------

     Trustee fees-Note C                                                 $11,565,681
     Interest-Note F                                                       2,004,261
     Administrative expenses and salaries                                    933,994
     Printing, postage and stationary                                        388,586
     Registration and filing fees                                            360,893
     Computer and related expenses                                           304,802
     Custodian fees                                                          135,389
     Legal fees                                                              119,324
     Auditing fees                                                            72,834
     Telephone                                                                72,330
     Other expenses                                                           32,951
     Insurance                                                                21,960
--------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                       16,013,005
--------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                               201,723,086
     Realized and Unrealized Gain (Loss) on Investments-Note B:
     Net realized gain from investment transactions                       37,473,557
     Change in unrealized appreciation/depreciation of  investments
         and assets and liabilities in foreign currencies              (339,027,495)
-------------------------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets Resulting from Operations              $(99,830,852)
=========================================================================================================================



 Year Ended September 30                                  1998            1997
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
   Net investment income                                $201,723,086      $138,186,031
   Net realized gain from investment transactions         37,473,557        13,597,710
--------------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation of investments      (339,027,495)     118,703,536
-------------------------------------------------------------------------------------------------------------------------

        Net Increase (Decrease) in Net Assets Resulting
        from Operations                                  (99,830,852)     270,487,277


Distributions to Shareholders from Net Investment Income(191,510,245)    (140,252,504)
   ($.96 and $1.00 per share, respectively)

-------------------------------------------------------------------------------------------------------------------------


   From Net Trust Share Transactions-Note D              263,814,943       743,463,087
--------------------------------------------------------------------------------------------------------------------------


        Total Increase (Decrease) in Net Assets          (27,526,154)     873,697,860


--------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                 2,074,181,767    1,200,483,907
---------------------------------------------------------------------------------------------------------------------------


   End of Period (including undistributed net investment
   income of $9,892,802 and $861,454, respectively)   $2,046,655,613   $2,074,181,767
===========================================================================================================================

The accompanying notes are an integral part of the financial statements.

     Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment
 Company Act of 1940, as amended.
Note B-Significant Accounting Policies
     Significant accounting policies of the Trust are as follows:
     Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange
 (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available
 (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.  Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
     Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
     State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The
Trust s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as
 Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.
     Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note C-Trustees Compensation

Trustees compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.
Note D-Shares of Beneficial Interest
At September 30, 1998, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                          Year Ended                Year Ended
                                   September 30, 1998        September 30, 1997
                                    Shares      Amount       Shares       Amount
Shares sold                       112,631,489 $1,326,752,223  118,017,888 $1,336,261,827
Shares issued to shareholders
in reinvestment of distributions from
net investment income              11,128,921      129,960,243   8,383,229    94,018,470
                                  123,732,799    1,456,712,466 126,401,117 1,430,280,297
Shares repurchased               (103,164,662)  (1,192,897,523)(60,675,135) (686,817,210)
Net Increase                         20,595,748   $263,814,943  65,725,982  $743,463,087


Note E-Purchases and Sales of Investments
     Purchases and sales of securities, other than short-term and government securities, aggregated $1,875,893,801 and $1,426,188,269,respectively, for the period ended September 30, 1998.

Note F-Short-term Borrowings
     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30,1998 the Trust has unused lines of credit amounting to $129,609,233 and used line of credit amounting to $85,390,767. The committed lines of credit may be terminated at the banks option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the year ended September 30, 1998:

Maximum amount outstanding at any month end                        $186,852,123
Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period)  $78,314,493
Average annualized interest rate                                         6.625%

     Interest expense includes commitment fees of $55,077. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $445,123,000 and $437,612,713, respectively, have been pledged to collateralize short-term borrowings.

                                    Year Ended September 30,
Per Share Data    1998   1997   1996    1995  1994    1993  1992   1991  1990    1989

Net Asset Value:
  Beginning of
  Period.........   $11.79 $10.90  $10.33$10.02 $9.94  $9.50  $8.83  $8.81 $11.18 $12.16
Income From
  Investment
  Operations:
Net investment
  income.........   1.01   .98    .98    .98    .98    1.04   1.15   1.32  1.45   1.50
Net realized and
  unrealized gain
  loss) on
  investment.....   (1.42) .91    .58    .29    .09    .42    .67    .04   (2.39) (.94)
Total from
  investment
  operations.....   (.41)  1.89   1.56   1.27   1.07   1.46   1.82   1.36  (.94)   .56
Less Distributions:
   Net investment
   income........   (.96)  (1.00) (.99)  (.96)  (.99)  (1.02) (1.15) (1.34)(1.43)  (1.54)

Net Asset Value:
  End ofPeriod...   $10.42 $11.79 $10.90  $10.33$10.02 $9.94  $9.50  $8.83 $8.81  $11.18

Total Return.....   (4.13)%18.16% 15.98% 13.44% 10.96% 16.25% 21.85% 17.63%(8.87)% 4.87%


Ratios & Supplemental Data

Net assets end of
  period (in
  millions).....$2,046.7 $2,074.2 $1,200.5   $797.6  $582.1$475.0 $452.8 $310.7 $277.1  $385.4
Ratio of operating
  expenses to
  average
   net assets....        .61%     .64%   .66%   .67%   .70%   .73%   .79%  .88%   .78%  .72%
Ratio of interest
  expense to average
  net assets.....   .09%   .01%   .03%   .35%   .36%   .48%     .65% 1.01% .69%   .61%
Ratio of net investment
  income to average
  net assets ....   8.73%  8.65%  9.41%  9.77%  9.37%  10.53% 12.36% 15.38%14.35% 12.68%
Portfolio turnover
  rate...........   63.80% 33.44% 32.01% 40.58% 73.36% 75.72% 59.41% 33.77%21.23% 33.61%

To the Shareholders and Trustees of
Northeast Investors Trust


   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors
 Trust(the fund) at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the fund s management; our responsibility is to express an opinion on these financial highlights based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





   PricewaterhouseCoopers LLP

   Boston, Massachusetts

   November 5, 1998
                    Trustees

                    Ernest E. Monrad                          C. Earl Russell
                    Robert B. Minturn, Jr.                    Fred L. Glimp
                    Bruce H. Monrad                           J. Murray Howe

                    Office
                    Ernest E. Monrad, Chairman
                    William A. Oates, Jr., President
                    Gordon C. Barrett, Executive Vice President & Treasurer Bruce H. Monrad, Executive Vice President
                    Robert B. Minturn, Jr., Vice President & Clerk
                    Kelly A. Beatty, Asst. Vice President
                    Lisa A. Hislop, Asst. Vice President
                    Lynn A. Manton, Asst. Vice President
                    Nancy Holler, Asst. Vice President

                    Custodian
-------------------------------------------------------------------------------
                        200 Clarendon Street
                        Boston, MA  02116

                    Legal Counsel
--------------------------------------------------------------------------------
                    Mintz, Levin, Cohn, Ferris, Glovsky
                      and Popeo, P.C.
                        One Financial Center
                        Boston, Massachusetts 02111

                    Transfer Agent
-------------------------------------------------------------------------------
                    Northeast Investors Trust
                        50 Congress Street
                        Boston, Massachusetts 02109

                    Independent Accountants


                        One Post Office Square
                        Boston, Massachusetts 02109

This report is prepared for the information of the  shareholders of Northeast
  Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust s shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust s future performance, and that the Trust s investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                       Northeast Investors Trust
                         50 Congress Street
                     Boston, Massachusetts 02109
                            800-225-6704
                            617-523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Investors, NE Inv Tr.